Goodwill and Identifiable Intangible Assets	12 Months Ended
Mar. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Identifiable Intangible Assets

7.    Goodwill and Identifiable Intangible Assets

During the fiscal year ended March 31, 2014, KONAMI recognized an impairment loss of ¥2,031 million, all of which was attributable to the Health & Fitness segment and reporting unit, due to lower than expected operating results and the resulting changes in estimates about its future expected cash flows. The fair value of the reporting unit was determined by using the discounted cash flow method and the guideline public company method. See Note 18 for additional information.

During the year ended March 31, 2014, KONAMI concluded the fair value of certain trademarks was lower than their carrying value, all of which are attributable to the Health & Fitness segment. Consequently, it recognized an impairment loss of ¥2,573 million that is included in “impairment charges for property and equipment, and other intangible assets” in the accompanying consolidated statements. The fair value of the trademarks was determined by using the relief from royalty method. See Note 18 for additional information.

The changes in the carrying amounts of goodwill by operating segments for the years ended March 31, 2012, 2013 and 2014 are as follows:

	Millions of Yen
	Digital Entertainment	Health & Fitness	Gaming & Systems	Total
Goodwill, at cost	¥15,182	¥6,568	¥125	¥21,875
Accumulated impairment charges	—	—	—	—

Balance at March 31, 2012	¥15,182	¥6,568	125	¥21,875

Foreign currency translation adjustment	59	—	—	59

Goodwill, at cost	¥15,241	¥6,568	¥125	¥21,934
Accumulated impairment charges	—	—	—	—

Balance at March 31, 2013	¥15,241	¥6,568	¥125	¥21,934

Foreign currency translation adjustment	44	—	—	44
Impairment charges for goodwill	—	(2,031)	—	(2,031)

Goodwill, at cost	¥15,285	¥6,568	¥125	¥21,978
Accumulated impairment charges	—	(2,031)	—	(2,031)

Balance at March 31, 2014	¥15,285	¥4,537	¥125	¥19,947

Identifiable intangible assets at March 31, 2013 and 2014 primarily representing intangible assets acquired in connection with acquisitions of other businesses consisted of the following:

	March 31, 2013 Millions of Yen
	Cost	Accumulated amortization	Carrying amount
Identifiable intangible assets subject to amortization:
Franchise and other contracts	¥1,582	¥(823)	¥759
Customer relationships	418	(314)	104
Patents	1,418	(191)	1,227
Trademarks	355	(40)	315
Distribution and merchandising rights	1,194	(109)	1,085
Others	115	(26)	89

Total amortized identifiable intangible assets	¥5,082	¥(1503)	¥3,579

Identifiable intangible assets with an indefinite life:
Trademarks			¥31,653
Gaming licenses			353
Memberships			6,640

Total unamortized identifiable intangible assets			38,646

Total identifiable intangible assets			¥42,225

	March 31, 2014 Millions of Yen
	Cost	Accumulated amortization	Carrying amount
Identifiable intangible assets subject to amortization:
Franchise and other contracts	¥1,582	¥(939)	¥643
Customer relationships	418	(372)	46
Patents	1,418	(275)	1,143
Trademarks	355	(58)	297
Distribution and merchandising rights	1,307	(280)	1,027
Others	126	(66)	60

Total amortized identifiable intangible assets	¥5,206	¥(1,990)	¥3,216

Identifiable intangible assets with an indefinite life:
Trademarks			¥29,080
Gaming licenses			343
Memberships			6,640

Total unamortized identifiable intangible assets			36,063

Total identifiable intangible assets			¥39,279

Intangible assets with an indefinite useful life are reassessed for its useful life at least annually based on the factors including, but not limited to, the expected use of the asset by KONAMI, legal or contractual provisions that may affect the useful life or renewal or extension of the asset’s contractual life without substantial cost, and the effects of demand, competition and other economic factors. Intangible assets related to customer relationships, patents and franchise and other contracts have been amortized over their estimated useful lives of 3 to 20 years.

The aggregate amortization expense for identifiable intangible assets for the years ended March 31, 2012, 2013 and 2014 was ¥280 million, ¥399 million and ¥469 million, respectively.

The estimated amortization expense for the following years is as follows:

Millions of Yen
Year ending March 31,
2015	¥461
2016	391
2017	381
2018	381
2019	377